Condensed Consolidating Financial Data	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Data

19. Condensed Consolidating Financial Data

The Company’s Senior Notes and Senior Subordinated Notes (see Note 9) are fully guaranteed, jointly and severally, by certain of the Company’s domestic subsidiaries (“Guarantor Subsidiaries”). The guarantees of the Guarantor Subsidiaries are subject to release only in certain limited circumstances. The Company’s non-United States subsidiaries and those domestic subsidiaries who are not guarantors (“Non-Guarantor Subsidiaries”) are not guaranteeing these notes. Presented below is the condensed consolidating financial data of the Company (“Parent”), the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis, using the equity method of accounting for subsidiaries, as of and for the years ended December 31, 2012, 2011 and 2010. During 2013, certain subsidiaries that were Non-Guarantor Subsidiaries as of December 31, 2012, 2011 and 2010 and during the years ended December 2012 and 2011, became Guarantor Subsidiaries. For comparative purposes, the condensed consolidating financial data as of and for the years ended December 31, 2012 and 2011 and as of December 31, 2010, have been retrospectively adjusted to reflect the aforementioned activity. This activity did not affect the condensed consolidating financial data for the year ended December 31, 2010.

Condensed Consolidating Results of Operations

	Year Ended December 31, 2012
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,448.1	$2,952.2	$(704.2)	$6,696.1
Costs and expenses	147.2	3,990.4	2,685.9	(704.2)	6,119.3

Operating (loss) earnings	(147.2)	457.7	266.3	—	576.8
Other expense, net	37.1	206.3	89.5	—	332.9
Equity in the income of subsidiaries	428.2	163.1	—	(591.3)	—

Net income (loss)	$243.9	$414.5	$176.8	$(591.3)	$243.9

Comprehensive income (loss)	$247.2	$426.9	$185.9	$(612.8)	$247.2

	Year Ended December 31, 2011
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,057.3	$2,767.6	$(145.0)	$6,679.9
Costs and expenses	95.6	3,651.8	2,554.6	(145.0)	6,157.0

Operating (loss) earnings	(95.6)	405.5	213.0	—	522.9
Other expense, net	61.4	229.1	27.7	—	318.2
Equity in the income of subsidiaries	361.7	179.7	—	(541.4)	—

Net income (loss)	$204.7	$356.1	$185.3	$(541.4)	$204.7

Comprehensive income (loss)	$172.8	$314.5	$167.3	$(481.8)	$172.8

	Year Ended December 31, 2010
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$3,689.1	$2,452.5	$(118.9)	$6,022.7
Costs and expenses	126.3	3,273.3	2,334.7	(118.9)	5,615.4

Operating (loss) earnings	(126.3)	415.8	117.8	—	407.3
Other expense, net	57.0	169.2	74.4	—	300.6
Equity in the income of subsidiaries	290.0	37.8	—	(327.8)	—

Net income (loss)	$106.7	$284.4	$43.4	$(327.8)	$106.7

Comprehensive income (loss)	$102.8	$284.1	$51.0	$(335.1)	$102.8

Condensed Consolidating Balance Sheets

	As of December 31, 2012
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$576.7	$926.5	$2,307.2	$—	$3,810.4
Investment in subsidiaries	5,895.6	1,844.2	—	(7,739.8)	—
Non-current assets	3,068.8	6,861.3	4,500.4	(10,530.3)	3,900.2

Total assets	$9,541.1	$9,632.0	$6,807.6	$(18,270.1)	$7,710.6

Liabilities and stockholders’ equity
Current liabilities	$189.1	$614.1	$925.5	$—	$1,728.7
Non-current liabilities	7,592.4	3,038.5	4,121.7	(10,530.3)	4,222.3
Stockholders’ equity	1,759.6	5,979.4	1,760.4	(7,739.8)	1,759.6

Total liabilities and stockholders’ equity	$9,541.1	$9,632.0	$6,807.6	$(18,270.1)	$7,710.6

	As of December 31, 2011
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$359.0	$1,046.1	$2,089.8	$(1.4)	$3,493.5
Investment in subsidiaries	5,688.8	1,745.0	—	(7,433.8)	—
Non-current assets	114.5	4,219.2	698.7	(1,409.2)	3,623.2

Total assets	$6,162.3	$7,010.3	$2,788.5	$(8,844.4)	$7,116.7

Liabilities and stockholders’ equity
Current liabilities	$260.8	$605.0	$598.1	$(0.2)	$1,463.7
Non-current liabilities	3,989.5	546.1	615.8	(1,410.4)	3,741.0
Stockholders’ equity	1,912.0	5,859.2	1,574.6	(7,433.8)	1,912.0

Total liabilities and stockholders’ equity	$6,162.3	$7,010.3	$2,788.5	$(8,844.4)	$7,116.7

Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities, net	$(171.4)	$463.5	$207.9	$(19.7)	$480.3
Financing activities:
Net change in short-term debt	—	—	74.7	—	74.7
(Payments on) proceeds from intercompany transactions	409.6	(421.3)	(8.0)	19.7	—
Proceeds from issuance of long-term debt	800.0	0.5	2.0	—	802.5
Payments on long-term debt	(166.0)	(0.4)	(6.3)	—	(172.7)
Issuance (repurchase) of common stock, net	(557.9)	—	—	—	(557.9)
Excess tax benefits from stock-based compensation	43.0	—	—	—	43.0
Other	(24.4)	—	(0.5)	—	(24.9)

Net cash provided by (used in) financing activities	504.3	(421.2)	61.9	19.7	164.7

Investing activities:
Additions to property, plant and equipment	(5.2)	(67.0)	(82.3)	—	(154.5)
Acquisition of business, net of cash acquired	(104.2)	(3.0)	(179.1)	—	(286.3)
Intercompany investing activities, net	—	—	—	—	—
Other	1.3	4.2	7.8	—	13.3

Net cash used in investing activities	(108.1)	(65.8)	(253.6)	—	(427.5)

Effect of exchange rate changes on cash	—	—	8.3	—	8.3

Net increase in cash and cash equivalents	224.8	(23.5)	24.5	—	225.8
Cash and cash equivalents at beginning of year	335.4	28.4	444.5	—	808.3

Cash and cash equivalents at end of year	$560.2	$4.9	$469.0	$—	$1,034.1

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities, net	$(121.7)	$430.3	$141.1	$(22.6)	$427.1
Financing activities:
Net change in short-term debt	—	—	1.0	—	1.0
(Payments on) proceeds from intercompany transactions	370.7	(321.0)	(68.0)	18.3	—
Proceeds from issuance of long-term debt	1,025.0	—	—	—	1,025.0
Payments on long-term debt	(1,110.6)	—	—	—	(1,110.6)
Issuance (repurchase) of common stock, net	(80.8)	—	—	—	(80.8)
Other	(31.3)	—	—	—	(31.3)

Net cash provided by (used in) financing activities	173.0	(321.0)	(67.0)	18.3	(196.7)

Investing activities:
Additions to property, plant and equipment	(2.1)	(109.5)	(15.3)	—	(126.9)
Acquisition of business, net of cash acquired	(0.9)	(12.5)	(1.0)	—	(14.4)
Intercompany investing activities, net	—	(4.3)	—	4.3	—
Other	—	24.2	4.0	—	28.2

Net cash used in investing activities	(3.0)	(102.1)	(12.3)	4.3	(113.1)

Effect of exchange rate changes on cash	—	—	(4.4)	—	(4.4)

Net increase in cash and cash equivalents	48.3	7.2	57.4	—	112.9
Cash and cash equivalents at beginning of year	287.1	21.2	387.1	—	695.4

Cash and cash equivalents at end of year	$335.4	$28.4	$444.5	$—	$808.3

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities, net	$(196.8)	$425.2	$71.0	$(10.4)	$289.0
Financing activities:
Net change in short-term debt	—	50.0	6.2	—	56.2
(Payments on) proceeds from intercompany transactions	239.2	(306.8)	340.6	(273.0)	—
Proceeds from issuance of long-term debt	786.1	—	—	—	786.1
Payments on long-term debt	(260.9)	—	—	—	(260.9)
Issuance (repurchase) of common stock, net	(42.8)	—	—	—	(42.8)
Other	(58.4)	—	—	—	(58.4)

Net cash provided by (used in) financing activities	663.2	(256.8)	346.8	(273.0)	480.2

Investing activities:
Additions to property, plant and equipment	(27.0)	(91.9)	(18.6)	—	(137.5)
Acquisition of business, net of cash acquired	(398.5)	(68.1)	(288.9)	—	(755.5)
Intercompany investing activities, net	(282.4)	(1.0)	—	283.4	—
Other	(9.3)	—	19.2	—	9.9

Net cash used in investing activities	(717.2)	(161.0)	(288.3)	283.4	(883.1)

Effect of exchange rate changes on cash	—	—	(18.1)	—	(18.1)

Net increase in cash and cash equivalents	(250.8)	7.4	111.4	—	(132.0)
Cash and cash equivalents at beginning of year	537.9	13.8	275.7	—	827.4

Cash and cash equivalents at end of year	$287.1	$21.2	$387.1	$—	$695.4

The condensed consolidating statements of cash flows in the condensed consolidating financial data for 2011 and 2010, were revised to correct the classification of intercompany investing and financing activities. The Company has determined that the effects of the revisions, which do not reflect the revisions for the change in the guarantor subsidiaries, were not material to the related financial statements. The effects of the revisions on the previously reported amounts are as follows:

(in millions)	Parent	Guarantor	Non-Guarantor	Elimination	Consolidated
	Increase/(Decrease)
Condensed Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities, net
2011	$7.1	$15.5	$—	$(22.6)	$—
2010	—	10.4	—	(10.4)	—
Net cash provided by (used in) financing activities					—
2011	(7.1)	(11.2)	—	18.3	—
2010	—	(9.4)	282.4	(273.0)	—
Net cash used in investing activities					—
2011	—	(4.3)	—	4.3	—
2010	—	(1.0)	(282.4)	283.4	—

The revisions also had no impact on the consolidated balance sheets, consolidated statements of operations, consolidated statements of comprehensive income, consolidated statements of cash flows or consolidated statements of changes in stockholders’ equity for any of those periods. The revisions are fully reflected in the condensed consolidating financial data for 2012 and will have no impact on the consolidated financial statements as of and for the year ended December 31, 2012.